Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Schedule Of Stock-Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants

	September 30,
	2012	2011	2010
Risk-free interest rate	0.5%	1.3%	2.1%
Expected life (years)	4	5	4
Expected volatility	24%	25%	25%
Dividend yield	2.5%	8.1%	6.2%
Estimated forfeitures	4.5%	12.9%	3.3%

Summary Of Option Activity

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	906,964	$15.09	919,639	$15.08	841,991	$14.69
Granted	1,594,000	11.89	2,030	10.86	119,945	14.25
Forfeited	(16,966)	16.70	(10,180)	16.59	--	--
Expired	(3,390)	11.33	--	--	--	--
Exercised	(8,783)	4.07	(4,525)	8.23	(42,297)	4.96
Options outstanding
at end of year	2,471,825	$13.06	906,964	$15.09	919,639	$15.08

Summary Of Stock Options Outstanding And Exercisable

			Options Outstanding
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Outstanding	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.71	1,597,160	10.8	$11.89	$112
13.33	-	17.59	827,160	6.5	14.97	--
19.19			47,505	6.1	19.19	--
			2,471,825	9.3	$13.06	$112

			Options Exercisable
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Exercisable	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.71	32,342	5.9	$11.91	$2
13.33	-	17.59	772,958	6.3	14.99	--
19.19			38,004	6.1	19.19	--
			843,304	6.3	$15.06	$2

Summary Of Restricted Stock Activity

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested restricted stock
at beginning of year	13,582	$14.90	23,762	$15.07	34,177	$15.17
Granted	515,325	11.89	--	--	11,317	14.42
Vested	(18,046)	13.17	(10,180)	15.30	(21,732)	14.88
Unvested restricted stock
at end of year	510,861	$11.93	13,582	$14.90	23,762	$15.07